Income Tax - Additional Information (Details) - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax [Line Items]
Research and development tax credit carryforward term				20 days
Effective income tax rate	0.00%	0.00%
Unrecognized tax benefits	$ 0		$ 0	$ 0	$ 0
Domestic Tax Authority [Member]
Income Tax [Line Items]
Federal tax credit carry forward			700,000	700,000
Domestic Tax Authority [Member] | Indefinitely [Member]
Income Tax [Line Items]
Federal and state net operating loss carryovers			14,600,000	14,600,000
State and Local Jurisdiction [Member] | Tax Period Two Thousand And Thirty Eight [Member]
Income Tax [Line Items]
Federal and state net operating loss carryovers			22,800,000	22,800,000
Panacea Acquisition Corp
Income Tax [Line Items]
Federal and state net operating loss carryovers			94,497	$ 94,497
Valuation allowance			$ 854,743